Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Loss from operations	$ (20,717,000)	$ (16,619,000)		$ (65,327,000)	$ (66,004,000)
Interest expense	(2,977,000)	(748,000)		(8,342,000)	(2,269,000)
Other expense, net	(1,057,000)	(1,726,000)		(5,415,000)	(5,396,000)
Total other expense, net	(4,034,000)	(2,474,000)		(13,757,000)	(7,665,000)
Loss before provision for income taxes	(24,751,000)	(19,093,000)		(79,084,000)	(73,669,000)
Provision for income taxes	352,000	167,000		456,000	738,000
Other income
Total other income (expense)	(1,057,000)	(1,726,000)		(5,415,000)	(5,396,000)
Net loss	(25,103,000)	(19,260,000)		(79,540,000)	(74,407,000)
Deemed dividend related to the exchange of redeemable convertible preferred stock series D-3A for redeemable convertible preferred stock series D-3					(3,182,000)
Net loss attributable to common stockholders				(79,540,000)	(77,589,000)
Other comprehensive gain:
Unrealized holding gain on available-for-sale securities, net of tax				1,000	5,000
Comprehensive loss	$ (25,103,000)	$ (19,260,000)		$ (79,539,000)	$ (74,402,000)
Net loss per share:
Net loss per share basic and diluted (in Dollars per share)	$ (2)	$ (1.62)		$ (6.57)	$ (6.59)
Weighted-average common shares outstanding:
Weighted-average common shares outstanding basic and diluted (in Shares)	12,527,229,000	11,872,698,000		12,104,523,000	11,780,078,000
Revenues	$ 4,290,000	$ 3,739,000		$ 21,197,000	$ 13,017,000
Operating expenses:
Cost of revenues	1,773,000	1,593,000		6,585,000	5,863,000
Sales and marketing	2,581,000	1,076,000		4,240,000	4,739,000
Research and development	16,650,000	14,443,000		59,178,000	54,279,000
General and administrative	4,003,000	3,246,000		16,521,000	14,140,000
Total operating expenses	25,007,000	20,358,000		86,524,000	$ 79,021,000
Archimedes Tech Spac Partners Co [Member]
Formation and operating costs	490,053	81,441	$ 716	1,015,260
Loss from operations	(490,053)	(81,441)	(716)	(1,015,260)
Trust interest income	11,857	525		10,583
Unrealized gain (loss) on change in fair value of warrants	92,746	(3,117)		22,793
Other income
Total other income (expense)	104,603	(2,592)		33,376
Net loss	$ (385,450)	$ (84,033)	$ (716)	$ (981,884)
Weighted-average common shares outstanding:
Basic and diluted weighted average shares outstanding, common stock subject to redemption (in Shares)	13,300,000	2,306,667		10,589,315
Basic and diluted net (loss) income per share attributable to common stock subject to redemption (in Dollars per share)	$ (0.02)	$ 3.41		$ 0.28
Basic and diluted weighted average shares outstanding, common stock (in Shares)	4,161,000	3,342,133		3,959,088
Basic and diluted net loss per share attributable to common stockholders (in Dollars per share)	$ (0.02)	$ (2.38)		$ (0.99)